Victory SP 500 Index Fund Annual Fund Operating Expenses - Victory SP 500 Index Fund	Jun. 30, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.53%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.87%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.43%